Geographic information (Tables)	12 Months Ended
Dec. 31, 2017
Geographic Information Tables
Revenues derived by geographic area
	2017	2016	2015
South and Central America (Bolivia, Belize)	$-	$1,447,269	$17,422,151
North America	-	-	-

	-	17,422,151	3,913,367